Accumulated Other Comprehensive Income (Loss) (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Change in unrealized holding gains (losses), net of tax	$ 336	$ (64)	$ 181
Reclassification from Accumulated Other Comprehensive Income (Loss), Current Period, Net of Tax	7	52
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Deferred Taxes	$ 3	$ 14